PPM FUNDS

SUPPLEMENT DATED NOVEMBER 12, 2024
TO THE PROSPECTUS DATED APRIL 30, 2024
AS SUPPLEMENTED JULY 15, 2024

PPM Core Plus Fixed Income Fund PPM High Yield Core Fund (the “Funds”)	PKPIX PKHIX
This supplement provides new and additional information pertaining to the Funds that affects information contained in the Funds’ Prospectus and should be read in conjunction with the Prospectus.
The following changes are being made to the Prospectus and are effective as of November 12, 2024:
On November 12, 2024, the Board of Trustees (the “Board”) of PPM Funds (the “Trust”) approved the liquidation and termination of each Fund pursuant to a Plan of Liquidation with respect to each Fund (each, a “Plan” and together, the “Plans”).

The Board approved the liquidations pursuant to the provisions of the Trust’s Amended and Restated Declaration of Trust after making a determination that the continuation of the Funds is not in the best interest of each Fund or in the best interest of each Fund’s shareholders.

In connection with the liquidation, effective upon approval of the Plans, the Funds will no longer accept new investments and automatic reinvestment of each Fund’s dividends will be discontinued.

Each Fund will cease operations (including making regular distributions to shareholders), except for the purposes of winding up its respective affairs and taking other actions related to the liquidation and termination, as of a date determined by the Trust’s officers (the “Cessation Date”), consistent with the Plan.

In connection with the Plans, each Fund will seek to convert a portion of its portfolio securities and other assets to cash or cash equivalents. Therefore, each Fund may depart from its respective stated investment objective and policies as it prepares to liquidate its assets and distribute them to shareholders.

Pursuant to the Plans, each Fund intends to declare and pay any dividends required to distribute its investment company taxable income, net capital gains, and net tax-exempt income realized in the taxable years ending at or prior to the final liquidation date. These dividends will be taxable to shareholders who do not hold their shares in a tax-advantaged account such as an IRA or 401(k). You should check with your investment professional and tax professional regarding the potential impact of the liquidation of the Funds to your individual financial plan and tax situation.

PPM FUNDS

SUPPLEMENT DATED NOVEMBER 12, 2024
TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2024,
 AS SUPPLEMENTED MAY 15, 2024 & JULY 15, 2024

PPM Core Plus Fixed Income Fund PPM High Yield Core Fund (the “Funds”)	PKPIX PKHIX
This supplement provides new and additional information pertaining to the Funds that affects information contained in the Funds’ Statement of Additional Information and should be read in conjunction with the Statement of Additional Information.
The following changes are being made to the Statement of Additional Information and are effective as of November 12, 2024:
On November 12, 2024, the Board of Trustees (the “Board”) of PPM Funds (the “Trust”) approved the liquidation and termination of each Fund pursuant to a Plan of Liquidation with respect to each Fund (each, a “Plan” and together, the “Plans”).

The Board approved the liquidations pursuant to the provisions of the Trust’s Amended and Restated Declaration of Trust after making a determination that the continuation of the Funds is not in the best interest of each Fund or in the best interest of each Fund’s shareholders.

In connection with the liquidation, effective upon approval of the Plans, the Funds will no longer accept new investments and automatic reinvestment of each Fund’s dividends will be discontinued.

Each Fund will cease operations (including making regular distributions to shareholders), except for the purposes of winding up its respective affairs and taking other actions related to the liquidation and termination, as of a date determined by the Trust’s officers (the “Cessation Date”), consistent with the Plan.

In connection with the Plans, each Fund will seek to convert a portion of its portfolio securities and other assets to cash or cash equivalents. Therefore, each Fund may depart from its respective stated investment objective and policies as it prepares to liquidate its assets and distribute them to shareholders.

Pursuant to the Plans, each Fund intends to declare and pay any dividends required to distribute its investment company taxable income, net capital gains, and net tax-exempt income realized in the taxable years ending at or prior to the final liquidation date. These dividends will be taxable to shareholders who do not hold their shares in a tax-advantaged account such as an IRA or 401(k). You should check with your investment professional and tax professional regarding the potential impact of the liquidation of the Funds to your individual financial plan and tax situation.